Critical accounting estimates and significant judgements	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Critical accounting estimates and significant judgements
3.	Critical accounting estimates and significant judgements
Preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and adopt assumptions that affect the reported amounts of assets and liabilities, revenue and expense and their disclosure. Therefore, variables and assumptions derived from past experience and other factors deemed relevant were used in preparing accompanying consolidated financial statements included in this report. These estimates and assumptions are reviewed on an ongoing basis and the changes to accounting estimates are recognized in the period in which the estimates are revised on a prospective basis.
The significant accounting policies, including the variables and assumptions used in the estimates, and the relevant sensitivity of those judgments to different scenarios and conditions are described below:

3.1.	Revenue from long-term contracts (Defense & Security)
In the Defense & Security segment, a significant portion of revenue is derived from long-term contracts with the Brazilian and foreign governments, recognized over time by the cost incurred method (Note 2.2.26 – c), using the ratio of actual cumulative costs incurred divided by total estimated costs at completion for progress measurement.
During the contract execution, the Company assesses the costs incurred, adjusting total estimated costs at completion if necessary, to reflect variations in costs in relation to the projections, mainly due to changes in circumstances and new events, such as contract modification. Any resulting increase or decrease in estimated revenues or costs at completion is recognized as catch-up
adjustment in the consolidated statements of income, increasing or decreasing revenue and gross margin, in the reporting period which the circumstances that give rise to the change become known by Management.
In a hypothetical scenario of 10% increase or decrease over Management’s projection of total estimated costs at completion of long-term contracts in progress during 2019, the Company’s revenue in the year would be lower in US$ 462.7 or would increase by US$ 309.4, respectively.

3.2.	Residual value guarantees (Commercial Aviation)
The residual value guarantees granted on aircraft sales of the Commercial Aviation business unit may be exercised at the end of a financing contract between a financial agent and the customer/operator of these aircraft. The guarantees are initially measured at fair value and are revised quarterly to reflect changes in relation to the fair value of these commitments. The residual value guarantees may be exercised if the quoted market value is lower than the future fair value guaranteed. The future fair value is estimated in accordance with third party evaluation of the aircraft, including information from sale or leasing of similar aircraft in the secondary market. Sensitivy analysis of the fair value of residual value guarantees is presented below:

		Additional variations in book balances
	Amounts exposed at 12.31.2019	-50%	-25%	Probable scenario	+25%	+50%
Financial guarantee of residual value	129.6	(57.2)	(53.4)	(0.9)	92.9	123.8

Total	129.6	(57.2)	(53.4)	(0.9)	92.9	123.8

(*)	The positive and negative variations of 25% and 50% were applied on the current rates. Effects of changes would impact results of discontinued operations.
As of December 31, 2019, residual value guarantees are part of the liabilities related to assets held for sale of the Commercial Aviation business unit (Note 4).

3.3.	Impairment of long-lived assets
The annual impairment test performed at the end of the year considers the Company’s medium and long-term strategic plan cash flows, brought to present value at an appropriate discount rate compatible with the market and that reflects the shareholders’ expectations of return. In preparing or using this information, the Company uses estimates, as follows:

a)
Gross expected cash flow
-
the Management projected inflows and outflows based on past performance considering its business strategy and market development expectations. These projections also consider the efficiency gains planned for the product cycle.

b)	Growth rates - the growth rates were reflected in the revenue flow budgeted by the Company, consistent with the forecasts included in industry reports.

c)
Discount rates
-
an appropriate discount rate is used that reflects the expected return of investors at the time the calculation is made. This rate is also compared with the market to confirm its consistency.

Additional information on key assumptions and sensitivity analysis is disclosed in Note 19.

3.4.	Classification and presentation of the Commercial Aviation business unit as assets “held for sale” and “discontinued operations”
According to IFRS 5, in light of the shareholder’s approval of the then pending strategic partnership with Boeing on Extraordinary General Shareholders’ Meeting held on February 26, 2019, the Company’s consolidated financial statements as of and for the year ended December 31, 2019 were prepared considering the designation, measurement and presentation of the assets, liabilities and results of the Commercial Aviation business unit and related services as “assets held for sale” and “discontinued operations”, pursuant to the terms of the Master Transaction Agreement. Details regarding the Transaction are disclosed in Note 4.
Since the initial designation of the Commercial Aviation business unit assets as “held for sale” until April 25, 2020, the depreciation of property, plant and equipment, and amortization of intangible assets and right of use that is part of the Commercial Aviation business unit were ceased and no longer recognized as profit or loss due to the expectation of assets realization through sale instead of continuous use. If these assets had not been classified as held for sale in 2019, the depreciation and amortization expenses that would have been recognized in profit or loss for the year was US$ 83.5 million.
In addition, the long-lived assets held for sale were measured at the lower of their carrying amount and fair value less cost to sell (incremental costs directly attributable to the conclusion of now terminated sale transaction with Boeing Note 4). Starting on April 25, 2020, those long-lived assets previously “held for sale” will be subject to impairment test and measured at the lower of their carrying amount and recoverable amount, which is determined at the higher between their value in use and fair value less cost to sell (Note 40).